Variable Interest Entity (Tables) - Beijing Dongfang Puzhong Consulting Center (Limited Partnership) [Member]	12 Months Ended
Jun. 30, 2019
Schedule of VIE's consolidated assets and liabilities
	June 30, 2019	June 30, 2018
Current assets	$6,085,868	$9,807,902
Property and equipment, net	223,385	135,682
Other noncurrent assets	867,756	1,199,672
Total assets	$7,177,009	$11,143,256

	June 30, 2019	June 30, 2018
Current liabilities:
Customer deposits	$-	$250,529
Other payables and accrued liabilities	744,984	677,215
Due to related party	-	196,300
Due to Puhui Cayman	3,029,071	3,915,964
Deferred revenues	227,622	303,637
Taxes payable	10,512	356,440
Current portion of long-term debt	315,983	302,001
Long-term debt	1,206,565	1,208,003
Total liabilities	$5,534,737	$7,210,089

Schedule of VIE's operating results
	For the year ended June 30, 2019	For the year ended June 30, 2018	For the year ended June 30, 2017
Operating revenues	$3,180,634	$4,139,181	$6,649,536
(Loss) income from operations	(1,660,384)	303,767	1,173,131
Net (loss) income	$(2,195,951)	$125,827	$957,222